Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
Schedule of consolidated Financial Statements

The accompanying consolidated financial statements reflect the activities of the Company, and each of the following entities as of December 31, 2024:

Name of Company	Place of Incorporation	Attributable equity interest %	Issued share capital
Grand Moon	B.V.I.	100%		—
Top Win Hong Kong	Hong Kong	100%	HK$	10,000